Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Disclosure
This disclosure has been prepared in accordance with the SEC’s pay versus performance
rules in Item 402(v) of Regulation
S-K
under the Exchange Act (“Item 402(v)”) and does not necessarily reflect value actually realized by the named executive officers or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance.
The following tables and related disclosures provide information about (i) the total compensation (“SCT Total”) of our PEO and our non-PEO
named executive officers (collectively, the “Other NEOs”) as set forth above in the subsection titled “ —Executive Compensation—2022 Summary Compensation Table,” (ii) the compensation actually paid (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v), (iii) the total shareholder return (“TSR”) of both the
Company
and the Nasdaq Biotechnology Index; (iv) our net loss; and (vi) the relationship of the CAP to those TSRs and net loss. Our compensation programs for named executive officers are not based on financial measures, and so we have not included a column regarding a “Company Selected Measure.”

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO ($) (1) (b)	Compensation Actually Paid to PEO ($) (2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4) (e)	Total Shareholder Return ($) (5) (f)	Peer Group Total Shareholder Return ($) (6) (g)	Net Loss ($) (7) (h)

2022	13,661,941	29,657,130	5,315,171	12,584,386	183	105	(223,485,656)
2021	5,291,474	4,286,520	1,913,790	1,261,956	91	118	(100,076,195)
2020	3,374,620	13,957,951	3,503,811	10,645,847	102	118	(89,217,635)

(1)
The dollar amounts reported in column (b) represent the amounts of total compensation reported for Grant E. Pickering
(our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to the subsection above titled “—Executive Compensation—Summary Compensation Table.” The SCT Total amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable years.

(2)
The dollar amounts reported in column (c) represent the amount of CAP to our PEO. The CAP amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable years. In accordance with Item 402(v), the following adjustment were made to our PEO’s SCT Total for each year to determine the CAP (to determine the value of stock options included in CAP, the Black-Scholes valuation model was used):

	2022	2021	2020
Adjustments	PEO	PEO	PEO
SCT Total	$13,661,941	$5,291,474	$3,374,620
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	—	—	—
Add: Service cost for the covered fiscal year	—	—	—
Add: Prior service cost for the covered fiscal year	—	—	—
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	$(12,559,049)	$(4,353,113)	$(2,623,695)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$19,172,031	$4,105,563	$6,055,220

	2022	2021	2020
Adjustments	PEO	PEO	PEO
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$6,351,332	$(651,679)	$3,491,427
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$2,321,656	$790,370	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$709,220	$(896,095)	$3,660,379
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—	—
CAP Amounts (as calculated)	$29,657,130	$4,286,520	$13,957,951

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Other NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The Other NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Andrew Guggenhime, Jim Wassil, Mikhail Eydelman and Paul Sauer; (ii) for 2021, Andrew Guggenhime, Jim Wassil, Paul Sauer and Harp Dhaliwal; and (iii) for 2020, Andrew Guggenhime and Jim Wassil. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Other NEOs as a group during the applicable year.

(4)
The dollar amounts reported in column (e) represent the average of “compensation actually paid” to the Other NEOs as a group, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Other NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the Other NEOs as a group for each year to determine the
CAP
, using the same methodology described above in Note (2).

	2022	2021	2020
Adjustments	Other NEOs	Other NEOs	Other NEOs
SCT Total	$5,315,171	$1,913,790	$3,503,811
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	—	—	—
Add: Service cost for the covered fiscal year	—	—	—
Add: Prior service cost for the covered fiscal year	—	—	—
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	$(4,575,299)	$(1,401,561)	$(2,916,624)

	2022	2021	2020
Adjustments	Other NEOs	Other NEOs	Other NEOs
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$8,149,296	$1,314,076	$7,100,782
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$2,700,860	$(399,844)	$2,199,310
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$585,457	$192,495	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$408,902	$(476,000)	$758,569
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—	—
CAP Amounts (as calculated)	$12,584,386	$1,261,956	$10,645,847

(5)
Cumulative TSR is calculated assuming an investment of $100 in our common stock at the closing price of $26.15 on June 12, 2020, the date our common stock commenced trading on the Nasdaq Global Select Market.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Biotechnology Index.

(7)	Represents the amount of net loss as reported in our Statements of Comprehensive Loss included in our Annual Reports on Form 10-K for the years ended December 31, 2022, 2021 and 2020.

Named Executive Officers, Footnote [Text Block]	The Other NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Andrew Guggenhime, Jim Wassil, Mikhail Eydelman and Paul Sauer; (ii) for 2021, Andrew Guggenhime, Jim Wassil, Paul Sauer and Harp Dhaliwal; and (iii) for 2020, Andrew Guggenhime and Jim Wassil. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Other NEOs as a group during the applicable year.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Biotechnology Index.
PEO Total Compensation Amount	$ 13,661,941	$ 5,291,474	$ 3,374,620
PEO Actually Paid Compensation Amount	$ 29,657,130	4,286,520	13,957,951
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of CAP to our PEO. The CAP amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable years. In accordance with Item 402(v), the following adjustment were made to our PEO’s SCT Total for each year to determine the CAP (to determine the value of stock options included in CAP, the Black-Scholes valuation model was used):

	2022	2021	2020
Adjustments	PEO	PEO	PEO
SCT Total	$13,661,941	$5,291,474	$3,374,620
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	—	—	—
Add: Service cost for the covered fiscal year	—	—	—
Add: Prior service cost for the covered fiscal year	—	—	—
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	$(12,559,049)	$(4,353,113)	$(2,623,695)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$19,172,031	$4,105,563	$6,055,220

	2022	2021	2020
Adjustments	PEO	PEO	PEO
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$6,351,332	$(651,679)	$3,491,427
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$2,321,656	$790,370	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$709,220	$(896,095)	$3,660,379
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—	—
CAP Amounts (as calculated)	$29,657,130	$4,286,520	$13,957,951

Non-PEO NEO Average Total Compensation Amount	$ 5,315,171	1,913,790	3,503,811
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,584,386	1,261,956	10,645,847
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average of “compensation actually paid” to the Other NEOs as a group, as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Other NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the Other NEOs as a group for each year to determine the
CAP
, using the same methodology described above in Note (2).

	2022	2021	2020
Adjustments	Other NEOs	Other NEOs	Other NEOs
SCT Total	$5,315,171	$1,913,790	$3,503,811
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered fiscal year	—	—	—
Add: Service cost for the covered fiscal year	—	—	—
Add: Prior service cost for the covered fiscal year	—	—	—
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	$(4,575,299)	$(1,401,561)	$(2,916,624)

	2022	2021	2020
Adjustments	Other NEOs	Other NEOs	Other NEOs
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$8,149,296	$1,314,076	$7,100,782
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$2,700,860	$(399,844)	$2,199,310
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$585,457	$192,495	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$408,902	$(476,000)	$758,569
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—	—
CAP Amounts (as calculated)	$12,584,386	$1,261,956	$10,645,847

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 183	91	102
Peer Group Total Shareholder Return Amount	105	118	118
Net Income (Loss)	$ (223,485,656)	(100,076,195)	(89,217,635)
PEO Name	Grant E. Pickering
PEO [Member] | Aggregate Value For Stock Awards And Option Awards Included In Sct Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,559,049)	(4,353,113)	(2,623,695)
PEO [Member] | Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,172,031	4,105,563	6,055,220
PEO [Member] | YearOverYear Change In Fair Value At Covered Fiscal Year End Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,351,332	(651,679)	3,491,427
PEO [Member] | Vesting Date Fair Value Of Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,321,656	790,370
PEO [Member] | Change As Of The Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	709,220	(896,095)	3,660,379
Non-PEO NEO [Member] | Aggregate Value For Stock Awards And Option Awards Included In Sct Total For The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,575,299)	(1,401,561)	(2,916,624)
Non-PEO NEO [Member] | Fair Value At Year End Of Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,149,296	1,314,076	7,100,782
Non-PEO NEO [Member] | YearOverYear Change In Fair Value At Covered Fiscal Year End Of Awards Granted In Any Prior Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,700,860	(399,844)	2,199,310
Non-PEO NEO [Member] | Vesting Date Fair Value Of Awards Granted And Vested During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	585,457	192,495
Non-PEO NEO [Member] | Change As Of The Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Awards Granted In Any Prior Fiscal Year For Which Vesting Conditions Were Satisfied During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 408,902	$ (476,000)	$ 758,569